Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
10. Income taxes
The provision for income taxes for the years ended December 31, 2019 and 2020 consisted of the following.

	December 31,
	2019	2020

Current:
Federal	$—	$—
State	1	1

Total current provision	1	1

Total deferred provision	—	—

Total provision for income taxes	$1	$1
A reconciliation of the provision for income taxes computed using the U.S. statutory federal income tax rate compared to the income tax provision included in the statement of operations and comprehensive loss is as follows.

	Year ended December 31,
	2019	2020
Tax at U.S. statutory rate on income before income taxes	$(2,409)	$(11,217)
Change in valuation allowanc e	2,999	10,986
Research and development credits	(635)	122
State taxes	1	1
Other	45	109

Total provision for income taxes	$1	$1
Deferred tax assets and liabilities are determined based on the differences between financial reporting and income tax bases of assets and liabilities, as well as net operating loss carryforwards and are measured using the enacted tax rates and laws in effect when the differences are expected to reverse. The significant components of the Company’s deferred tax assets and liabilities are as follows.

	December 31,
	2019	2020

Deferred tax assets:
Net operating loss carryforwards	$7,267	$9,681
Research and other tax credits	2,603	2,652
Property and equipment	—	25
Intangible asset s	27	8,019
Stock-based compensation	63	119
Reserves and accruals	108	554

Total deferred tax assets	10,068	21,050
Valuation allowance	(10,002)	(21,050)

Total deferred tax assets, net of valuation allowance	$66	$—

Deferred tax liabilities:
Property and equipment	(66)	—

Total deferred tax liabilities	(66)	—

Net deferred tax assets	$—	$—
As of December 31, 2020, the Company has federal and state net operating loss carryforwards of $44,007 and $3,531, respectively, of which $10,246 of federal net operating loss carryforwards and $3,531 of state net operating carryforwards will begin expiring in the year 2032 and 2036, respectively, if not utilized. The Company also has $33,761 of federal net operating loss carryforwards as of December 31, 2020 that does not expire as a result of recent tax law changes. The Company has $2,159 and $1,156 of federal and state research and development tax credit carryforwards, which will begin to expire in the year of 2037 and 2033, respectively.
Utilization of the federal and state net operating loss and tax credit carryforwards may be subject to a substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986. The annual limitation may result in the expiration of net operating losses and credits before utilization. The Company has not performed an analysis to determine if such ownership changes have occurred. An analysis will be performed prior to recognizing the benefits of any losses or credits in the financial statements.
Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. Based on the weight of all evidence including a history of operating losses, management has determined that it is not more likely than not that the net deferred tax assets will be realized. A valuation allowance of $10,002 and $21,050 for the year ended December 31, 2019 and 2020 has been established to offset the deferred tax assets as realization of such assets is uncertain.
The Company accounts for income taxes in accordance with authoritative accounting guidance which states the impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained. As of December 31, 2019 and 2020, the Company had no material unrecognized tax benefits. No significant interest or penalties were recorded during the years ended December 31, 2019 and 2020. We are currently unaware of any uncertain tax positions that could result in significant additional payments, accruals, or other material deviation in this estimate over the next 12 months.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the United States and state jurisdictions where applicable. There are currently no pending income tax examinations. The Company’s tax years from inception to 2020 are subject to examination by the federal and various state tax authorities due to the carryforward of unutilized net operating losses.
The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted March 27, 2020. The CARES Act provided for various payroll tax incentives, changes to net operating loss carryback and carryforward rules, business interest expense limitation increases, and bonus depreciation on qualified improvement property. Additionally, the Consolidated Appropriations Act of 2021, which was signed on December 27, 2020, provided additional COVID relief provisions for businesses. The Company has evaluated the impact of both statutes and has determined that any impact is not material to its financial statements.